Description of the Plan - Contribution Limits (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) year Rate
EBP, Description of Plan [Line Items]
Deferral limit as a percentage of compensation | Rate	50.00%
Maximum annual super catch up amount | $	$ 11,250
Minimum
EBP, Description of Plan [Line Items]
Super-catch-up compensation, eligibility age	60
Maximum
EBP, Description of Plan [Line Items]
Super-catch-up compensation, eligibility age	63
Tranche One | Minimum
EBP, Description of Plan [Line Items]
Catch-up compensation, eligibility age	50
Tranche One | Maximum
EBP, Description of Plan [Line Items]
Catch-up compensation, eligibility age	59
Tranche Two
EBP, Description of Plan [Line Items]
Catch-up compensation, eligibility age	64
Tranche One and Two
EBP, Description of Plan [Line Items]
Additional catch up contributions | $	$ 7,500